General (Details) - USD ($) $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	May 14, 2021	Oct. 08, 2020	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General (Details) [Line Items]
Common stock percentage	10.00%	10.00%
Common stock, shares issued (in Shares)			18,701,418			18,701,418		18,502,918	15,624,040
Shares issued (in Shares)	9,459,253
Percentage of common stock shares issued	90.00%	90.00%
Percentage of common stock shares outstanding	90.00%	90.00%
Share exchange common stock (in Shares)	1,051,028
Accumulated deficit (in Dollars)								$ 7,310
Net loss (in Dollars)			$ (248)	$ (417)	$ (264)	$ (798)	$ (681)	(1,284)	$ (3,358)
Net cash used in operating activities (in Dollars)								$ 1,203
Reverse split combined						The reverse split combined each one hundred (100) shares of the Company’s issued and outstanding common stock into one share of common stock.		The reverse split combined each one hundred (100) shares of the Company’s issued and outstanding Common stock into one share of common stock.
Common stock, shares outstanding (in Shares)			18,701,418			18,701,418		18,502,918	15,624,040
Exchange shares of common stock (in Shares)	1,051,028
Accumulated deficit (in Dollars)			$ (8,108)			$ (8,108)		$ (7,310)	$ (6,026)
Common Stock [Member]
General (Details) [Line Items]
Common stock, shares issued (in Shares)	1
Net loss (in Dollars)
Common stock, shares outstanding (in Shares)	1		18,701,418	16,368,168	16,002,790	18,701,418	16,368,168	18,502,918	15,624,040	12,970,540
Exchange shares of common stock (in Shares)	9,459,253